Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	46 Months Ended		60 Months Ended	96 Months Ended		102 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 05, 2016	Dec. 31, 2015	Dec. 31, 2014
Diamond Hill Small Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name									DH Small Cap Fund - Investor
Account Value	$ 19,447	$ 19,447	$ 19,447	$ 19,447	$ 19,447	$ 19,447	$ 19,447	$ 19,447	$ 19,447	$ 17,228	$ 14,013	$ 16,490		$ 12,450	$ 12,518	$ 10,315	$ 12,152	$ 10,985		$ 9,627	$ 10,000
Average Annual Return, Percent	12.88%			9.21%					6.88%
Diamond Hill Small Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name									DH Small Cap Fund - Class I
Account Value	$ 20,007	20,007	20,007	$ 20,007	20,007	20,007	20,007	20,007	$ 20,007	17,670	14,340	16,824		12,666	12,701	10,433	12,257	11,048		9,653	10,000
Average Annual Return, Percent	13.22%			9.51%					7.18%
Diamond Hill Small Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name									DH Small Cap Fund - Class Y
Account Value	$ 1,012,239	1,012,239	1,012,239	$ 1,012,239	1,012,239	1,012,239	1,012,239	1,012,239	$ 1,012,239	893,357	723,529	847,609		637,378	638,469	523,852	614,768	553,565		483,185	500,000
Average Annual Return, Percent	13.31%			9.66%					7.31%
Diamond Hill Small-Mid Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name									DH Small-Mid Cap Fund - Investor
Account Value	$ 19,508	19,508	19,508	$ 19,508	19,508	19,508	19,508	19,508	$ 19,508	18,100	16,288	18,908		14,458	14,311	11,239	12,890	11,897		10,098	10,000
Average Annual Return, Percent	7.78%			6.39%					6.91%
Diamond Hill Small-Mid Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name									DH Small-Mid Cap Fund - Class I
Account Value	$ 20,091	20,091	20,091	$ 20,091	20,091	20,091	20,091	20,091	$ 20,091	18,584	16,671	19,300		14,718	14,528	11,373	13,007	11,973		10,132	10,000
Average Annual Return, Percent	8.11%			6.70%					7.23%
Diamond Hill Small-Mid Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name									DH Small-Mid Cap Fund - Class Y
Account Value	$ 1,016,519	1,016,519	1,016,519	$ 1,016,519	1,016,519	1,016,519	1,016,519	1,016,519	$ 1,016,519	939,199	841,448	972,914		741,341	730,352	571,402	652,408	599,820		507,071	500,000
Average Annual Return, Percent	8.23%			6.84%					7.35%
Diamond Hill Mid Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name									DH Mid Cap Fund - Investor
Account Value	$ 19,589	19,589	19,589	$ 19,589	19,589	19,589	19,589	19,589	$ 19,589	17,728	16,244	18,814		14,376	14,671	11,703	13,085	11,881		10,044	10,000
Average Annual Return, Percent	10.50%			5.95%					6.96%
Diamond Hill Mid Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name									DH Mid Cap Fund - Class I
Account Value	$ 20,173	20,173	20,173	$ 20,173	20,173	20,173	20,173	20,173	$ 20,173	18,201	16,632	19,203		14,627	14,890	11,834	13,195	11,944		10,074	10,000
Average Annual Return, Percent	10.83%			6.26%					7.27%
Diamond Hill Mid Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name									DH Mid Cap Fund - Class Y
Account Value	$ 1,019,927	1,019,927	1,019,927	$ 1,019,927	1,019,927	1,019,927	1,019,927	1,019,927	$ 1,019,927	919,430	838,504	967,273		736,072	748,497	594,463	661,728	598,768		504,187	500,000
Average Annual Return, Percent	10.93%			6.38%					7.39%
Diamond Hill Large Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name									DH Large Cap Fund - Investor
Account Value	$ 24,002	24,002	24,002	$ 24,002	24,002	24,002	24,002	24,002	$ 24,002	21,463	18,942	21,939		17,493	16,100	12,216	13,555	11,301		9,890	10,000
Average Annual Return, Percent	11.83%			8.31%					9.15%
Diamond Hill Large Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name									DH Large Cap Fund - Class I
Account Value	$ 24,702	24,702	24,702	$ 24,702	24,702	24,702	24,702	24,702	$ 24,702	22,033	19,385	22,379		17,796	16,332	12,356	13,673	11,365		9,915	10,000
Average Annual Return, Percent	12.11%			8.63%					9.46%
Diamond Hill Large Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name									DH Large Cap Fund - Class Y
Account Value	$ 1,248,950	$ 1,248,950	1,248,950	$ 1,248,950	1,248,950	1,248,950	1,248,950	1,248,950	$ 1,248,950	1,112,517	977,759	1,127,326		895,457	821,027	620,375	685,702	569,446		496,287	500,000
Average Annual Return, Percent	12.26%			8.75%					9.59%
Diamond Hill Large Cap Concentrated Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		DH Large Cap Concentrated Fund - Investor
Account Value	$ 13,964	$ 13,964	$ 13,964	$ 13,964	13,964	13,964	13,964	13,964	$ 13,964	12,263	10,495	12,053	$ 10,000
Average Annual Return, Percent	13.87%		9.07%
Diamond Hill Large Cap Concentrated Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		DH Large Cap Concentrated Fund - Class I
Account Value	$ 14,128	$ 14,128	$ 14,128	14,128	14,128	14,128	14,128	14,128	14,128	12,367	10,550	12,092	10,000
Average Annual Return, Percent	14.24%		9.41%
Diamond Hill Large Cap Concentrated Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		DH Large Cap Concentrated Fund - Class Y
Account Value	$ 709,055	$ 709,055	$ 709,055	709,055	709,055	709,055	709,055	709,055	$ 709,055	620,138	528,578	604,905	500,000
Average Annual Return, Percent	14.34%		9.51%
Diamond Hill Select Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name									DH Select Fund - Investor
Account Value	$ 27,223	27,223	$ 27,223	$ 27,223	27,223	27,223	27,223	27,223	$ 27,223	24,137	18,540	22,457		16,897	14,783	11,336	12,927	10,779		9,856	10,000
Average Annual Return, Percent	12.79%			12.99%					10.53%
Diamond Hill Select Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name									DH Select Fund - Class I
Account Value	$ 28,042	28,042	28,042	$ 28,042	28,042	28,042	28,042	28,042	$ 28,042	24,786	18,984	22,927		17,189	15,003	11,473	13,041	10,837		9,886	10,000
Average Annual Return, Percent	13.13%			13.32%					10.86%
Diamond Hill Select Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name									DH Select Fund - Class Y
Account Value	$ 1,417,483	1,417,483	1,417,483	$ 1,417,483	1,417,483	1,417,483	1,417,483	1,417,483	$ 1,417,483	1,251,274	957,457	1,154,889		864,756	753,924	575,696	653,794	542,782		494,712	500,000
Average Annual Return, Percent	13.28%			13.46%					10.98%
Diamond Hill Long-Short Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name									DH Long-Short Fund - Investor
Account Value	$ 17,354	17,354	17,354	$ 17,354	17,354	17,354	17,354	17,354	$ 17,354	15,786	14,080	15,428		12,961	13,033	10,618	11,455	10,842		9,833	10,000
Average Annual Return, Percent	9.94%			5.89%					5.67%
Diamond Hill Long-Short Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name									DH Long-Short Fund - Class I
Account Value	$ 17,864	17,864	17,864	$ 17,864	17,864	17,864	17,864	17,864	$ 17,864	16,202	14,414	15,746		13,187	13,222	10,740	11,554	10,900		9,860	10,000
Average Annual Return, Percent	10.26%			6.20%					5.97%
Diamond Hill Long-Short Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name									DH Long-Short Fund - Class Y
Account Value	$ 903,298	903,298	903,298	$ 903,298	903,298	$ 903,298	903,298	903,298	$ 903,298	818,343	727,098	793,448		663,696	664,975	539,613	579,569	546,413		493,639	500,000
Average Annual Return, Percent	10.38%			6.32%					6.09%
Diamond Hill International Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name						DH International Fund - Investor
Account Value	$ 18,006	18,006	18,006	$ 18,006	$ 18,006	$ 18,006	18,006	18,006	$ 18,006	17,387	14,750	17,118		15,226	14,300	11,607	13,038	10,000
Average Annual Return, Percent	3.56%			4.72%	7.63%
Diamond Hill International Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name						DH International Fund - Class I
Account Value	$ 18,428	18,428	18,428	$ 18,428	$ 18,428	$ 18,428	18,428	18,428	18,428	17,733	15,013	17,358		15,397	14,425	11,675	13,076	10,000
Average Annual Return, Percent	3.92%			5.02%	7.94%
Diamond Hill International Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name						DH International Fund - Class Y
Account Value	$ 929,840	929,840	929,840	$ 929,840	$ 929,840	$ 929,840	929,840	$ 929,840	929,840	893,879	755,595	872,625		773,081	723,772	585,143	654,574	500,000
Average Annual Return, Percent	4.03%			5.14%	8.06%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								DH Short Duration Securitized Bond Fund - Investor
Account Value	$ 13,586	13,586	13,586	$ 13,586	$ 13,586	13,586	$ 13,586	$ 13,586	13,586	12,448	11,485	11,911		11,629	11,304	10,824	10,521	10,119	$ 10,000
Average Annual Return, Percent	9.14%			3.75%			3.68%
Diamond Hill Short Duration Securitized Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name								DH Short Duration Securitized Bond Fund - Class I
Account Value	$ 13,925	13,925	13,925	$ 13,925	13,925	13,925	$ 13,925	$ 13,925	13,925	12,737	11,694	12,104		11,781	11,429	10,901	10,565	10,126	10,000
Average Annual Return, Percent	9.33%			4.03%			3.98%
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name								DH Short Duration Securitized Bond Fund - Class Y
Account Value	$ 703,693	703,693	703,693	$ 703,693	703,693	703,693	$ 703,693	$ 703,693	703,693	642,311	589,118	609,025		592,129	573,281	546,799	528,912	506,454	500,000
Average Annual Return, Percent	9.56%			4.18%			4.11%
Diamond Hill Core Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								DH Core Bond Fund - Investor
Account Value	$ 11,328	11,328	11,328	$ 11,328	11,328	11,328	$ 11,328	$ 11,328	11,328	10,980	10,340	11,756		11,903	11,062	10,279	10,148	9,772	10,000
Average Annual Return, Percent	3.17%			0.48%			1.48%
Diamond Hill Core Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name								DH Core Bond Fund - Class I
Account Value	$ 11,607	11,607	11,607	$ 11,607	11,607	11,607	$ 11,607	$ 11,607	11,607	11,226	10,529	11,944		12,063	11,176	10,355	10,193	9,786	10,000
Average Annual Return, Percent	3.40%			0.76%			1.77%
Diamond Hill Core Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name								DH Core Bond Fund - Class Y
Account Value	$ 585,584	585,584	585,584	$ 585,584	585,584	585,584	$ 585,584	$ 585,584	$ 585,584	565,608	530,472	600,311		606,079	560,978	518,717	510,086	489,425	500,000
Average Annual Return, Percent	3.53%			0.86%			1.88%
Diamond Hill Small Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	$ 32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Small Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Small Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 1,630,180	1,630,180	1,630,180	$ 1,630,180	1,630,180	1,630,180	1,630,180	1,630,180	$ 1,630,180	1,316,703	1,045,360	1,293,874		1,029,653	851,743	650,091	686,052	566,374		502,393	500,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Small-Mid Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 1,630,180	1,630,180	1,630,180	$ 1,630,180	1,630,180	1,630,180	1,630,180	1,630,180	$ 1,630,180	1,316,703	1,045,360	1,293,874		1,029,653	851,743	650,091	686,052	566,374		502,393	500,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Mid Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Mid Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Mid Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 1,630,180	1,630,180	1,630,180	$ 1,630,180	1,630,180	1,630,180	1,630,180	1,630,180	$ 1,630,180	1,316,703	1,045,360	1,293,874		1,029,653	851,743	650,091	686,052	566,374		502,393	500,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Large Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Large Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Large Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 1,630,180	$ 1,630,180	1,630,180	$ 1,630,180	1,630,180	1,630,180	1,630,180	1,630,180	$ 1,630,180	1,316,703	1,045,360	1,293,874		1,029,653	851,743	650,091	686,052	566,374		502,393	500,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value	$ 15,421	$ 15,421	$ 15,421	$ 15,421	15,421	15,421	15,421	15,421	$ 15,421	12,456	9,889	12,240	10,000
Average Annual Return, Percent	23.81%		11.96%
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value	$ 15,421	$ 15,421	$ 15,421	15,421	15,421	15,421	15,421	15,421	15,421	12,456	9,889	12,240	10,000
Average Annual Return, Percent	23.81%		11.96%
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value	$ 771,052	$ 771,052	$ 771,052	771,052	771,052	771,052	771,052	771,052	$ 771,052	622,781	494,440	611,984	500,000
Average Annual Return, Percent	23.81%		11.96%
Diamond Hill Select Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Select Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Select Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 1,630,180	1,630,180	1,630,180	$ 1,630,180	1,630,180	1,630,180	1,630,180	1,630,180	$ 1,630,180	1,316,703	1,045,360	1,293,874		1,029,653	851,743	650,091	686,052	566,374		502,393	500,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Long-Short Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Long-Short Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	32,604	32,604	32,604	32,604	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327		10,048	10,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill Long-Short Fund | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Account Value	$ 1,630,180	1,630,180	1,630,180	$ 1,630,180	1,630,180	$ 1,630,180	1,630,180	1,630,180	$ 1,630,180	1,316,703	1,045,360	1,293,874		1,029,653	851,743	650,091	686,052	566,374		502,393	500,000
Average Annual Return, Percent	23.81%			13.86%					12.55%
Diamond Hill International Fund | Investor Class | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Account Value	$ 16,216	16,216	16,216	$ 16,216	$ 16,216	$ 16,216	16,216	16,216	$ 16,216	15,365	13,290	15,822		14,674	13,261	10,914	12,719	10,000
Average Annual Return, Percent	5.53%			4.10%	6.23%
Diamond Hill International Fund | Class I | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Account Value	$ 16,216	16,216	16,216	$ 16,216	$ 16,216	$ 16,216	16,216	16,216	16,216	15,365	13,290	15,822		14,674	13,261	10,914	12,719	10,000
Average Annual Return, Percent	5.53%			4.10%	6.23%
Diamond Hill International Fund | Class Y | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Account Value	$ 810,786	810,786	810,786	$ 810,786	$ 810,786	$ 810,786	810,786	$ 810,786	810,786	768,260	664,497	791,098		733,699	663,068	545,676	635,943	500,000
Average Annual Return, Percent	5.53%			4.10%	6.23%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Account Value	$ 10,721	10,721	10,721	$ 10,721	$ 10,721	10,721	$ 10,721	$ 10,721	10,721	10,588	10,033	11,534		11,715	10,897	10,023	10,022	9,679	10,000
Average Annual Return, Percent	1.25%			(0.33%)			0.82%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Account Value	$ 10,721	10,721	10,721	$ 10,721	10,721	10,721	$ 10,721	$ 10,721	10,721	10,588	10,033	11,534		11,715	10,897	10,023	10,022	9,679	10,000
Average Annual Return, Percent	1.25%			(0.33%)			0.82%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Account Value	$ 536,028	536,028	536,028	$ 536,028	536,028	536,028	$ 536,028	$ 536,028	536,028	529,409	501,672	576,703		585,734	544,836	501,151	501,095	483,954	500,000
Average Annual Return, Percent	1.25%			(0.33%)			0.82%
Diamond Hill Core Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Account Value	$ 10,721	10,721	10,721	$ 10,721	10,721	10,721	$ 10,721	$ 10,721	10,721	10,588	10,033	11,534		11,715	10,897	10,023	10,022	9,679	10,000
Average Annual Return, Percent	1.25%			(0.33%)			0.82%
Diamond Hill Core Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Account Value	$ 10,721	10,721	10,721	$ 10,721	10,721	10,721	$ 10,721	$ 10,721	10,721	10,588	10,033	11,534		11,715	10,897	10,023	10,022	9,679	10,000
Average Annual Return, Percent	1.25%			(0.33%)			0.82%
Diamond Hill Core Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Account Value	$ 536,028	536,028	536,028	$ 536,028	536,028	536,028	$ 536,028	$ 536,028	$ 536,028	529,409	501,672	576,703		585,734	544,836	501,151	501,095	483,954	500,000
Average Annual Return, Percent	1.25%			(0.33%)			0.82%
Diamond Hill Small Cap Fund | Investor Class | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000 Index
Account Value	$ 21,223	21,223	21,223	$ 21,223	21,223	21,223	$ 21,223	21,223	$ 21,223	19,028	16,273	20,453		17,813	14,849	11,830	13,294	11,595		9,559	10,000
Average Annual Return, Percent	11.54%			7.40%					7.82%
Diamond Hill Small Cap Fund | Class I | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000 Index
Account Value	$ 21,223	21,223	21,223	$ 21,223	21,223	21,223	21,223	21,223	$ 21,223	19,028	16,273	20,453		17,813	14,849	11,830	13,294	11,595		9,559	10,000
Average Annual Return, Percent	11.54%			7.40%					7.82%
Diamond Hill Small Cap Fund | Class Y | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000 Index
Account Value	$ 1,061,159	1,061,159	1,061,159	$ 1,061,159	1,061,159	1,061,159	1,061,159	1,061,159	$ 1,061,159	951,388	813,647	1,022,638		890,653	742,453	591,478	664,687	579,767		477,930	500,000
Average Annual Return, Percent	11.54%			7.40%					7.82%
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2500 Index
Account Value	$ 23,347	23,347	23,347	$ 23,347	23,347	23,347	23,347	23,347	$ 23,347	20,846	17,753	21,748		18,402	15,336	12,003	13,337	11,418		9,710	10,000
Average Annual Return, Percent	12.00%			8.77%					8.85%
Diamond Hill Small-Mid Cap Fund | Class I | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2500 Index
Account Value	$ 23,347	23,347	23,347	$ 23,347	23,347	23,347	23,347	23,347	$ 23,347	20,846	17,753	21,748		18,402	15,336	12,003	13,337	11,418		9,710	10,000
Average Annual Return, Percent	12.00%			8.77%					8.85%
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2500 Index
Account Value	$ 1,167,334	1,167,334	1,167,334	$ 1,167,334	1,167,334	1,167,334	1,167,334	1,167,334	$ 1,167,334	1,042,310	887,649	1,087,396		920,104	766,796	600,154	666,854	570,886		485,492	500,000
Average Annual Return, Percent	12.00%			8.77%					8.85%
Diamond Hill Mid Cap Fund | Investor Class | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap Index
Account Value	$ 25,070	25,070	25,070	$ 25,070	25,070	25,070	25,070	25,070	$ 25,070	21,735	18,541	22,424		18,292	15,621	11,966	13,158	11,102		9,756	10,000
Average Annual Return, Percent	15.34%			9.92%					9.63%
Diamond Hill Mid Cap Fund | Class I | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap Index
Account Value	$ 25,070	25,070	25,070	$ 25,070	25,070	25,070	25,070	25,070	$ 25,070	21,735	18,541	22,424		18,292	15,621	11,966	13,158	11,102		9,756	10,000
Average Annual Return, Percent	15.34%			9.92%					9.63%
Diamond Hill Mid Cap Fund | Class Y | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap Index
Account Value	$ 1,253,498	1,253,498	1,253,498	$ 1,253,498	1,253,498	1,253,498	1,253,498	1,253,498	$ 1,253,498	1,086,750	927,046	1,121,180		914,621	781,054	598,317	657,911	555,116		487,807	500,000
Average Annual Return, Percent	15.34%			9.92%					9.63%
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Value Index
Account Value	$ 22,580	22,580	22,580	$ 22,580	22,580	22,580	22,580	22,580	$ 22,580	19,743	17,713	19,157		15,306	14,890	11,767	12,827	11,285		9,617	10,000
Average Annual Return, Percent	14.37%			8.68%					8.49%
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Index
Account Value	$ 33,560	33,560	33,560	$ 33,560	33,560	33,560	33,560	33,560	$ 33,560	26,953	21,302	26,340		20,830	17,220	13,102	13,761	11,308		10,092	10,000
Average Annual Return, Percent	24.51%			14.28%					12.87%
Diamond Hill Large Cap Fund | Class I | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Value Index
Account Value	$ 22,580	22,580	22,580	$ 22,580	22,580	22,580	22,580	22,580	$ 22,580	19,743	17,713	19,157		15,306	14,890	11,767	12,827	11,285		9,617	10,000
Average Annual Return, Percent	14.37%			8.68%					8.49%
Diamond Hill Large Cap Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Index
Account Value	$ 33,560	33,560	33,560	$ 33,560	33,560	33,560	33,560	33,560	$ 33,560	26,953	21,302	26,340		20,830	17,220	13,102	13,761	11,308		10,092	10,000
Average Annual Return, Percent	24.51%			14.28%					12.87%
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Value Index
Account Value	$ 1,128,995	1,128,995	1,128,995	$ 1,128,995	1,128,995	1,128,995	1,128,995	1,128,995	$ 1,128,995	987,158	885,641	957,841		765,291	744,478	588,328	641,349	564,249		480,866	500,000
Average Annual Return, Percent	14.37%			8.68%					8.49%
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Index
Account Value	$ 1,677,997	$ 1,677,997	1,677,997	$ 1,677,997	1,677,997	1,677,997	1,677,997	1,677,997	$ 1,677,997	1,347,669	1,065,105	1,317,008		1,041,484	860,992	655,114	688,031	565,409		504,588	500,000
Average Annual Return, Percent	24.51%			14.28%					12.87%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value	$ 14,040	$ 14,040	$ 14,040	$ 14,040	14,040	14,040	14,040	14,040	$ 14,040	12,276	11,014	11,912	10,000
Average Annual Return, Percent	14.37%		9.26%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value	$ 15,788	$ 15,788	$ 15,788	15,788	15,788	15,788	15,788	15,788	15,788	12,680	10,021	12,391	10,000
Average Annual Return, Percent	24.51%		12.65%
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value	$ 14,040	$ 14,040	$ 14,040	14,040	14,040	14,040	14,040	14,040	14,040	12,276	11,014	11,912	10,000
Average Annual Return, Percent	14.37%		9.26%
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value	$ 15,788	$ 15,788	$ 15,788	15,788	15,788	15,788	15,788	15,788	15,788	12,680	10,021	12,391	10,000
Average Annual Return, Percent	24.51%		12.65%
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value	$ 702,019	$ 702,019	$ 702,019	702,019	702,019	702,019	702,019	702,019	702,019	613,824	550,700	595,594	500,000
Average Annual Return, Percent	14.37%		9.26%
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value	$ 789,393	$ 789,393	$ 789,393	789,393	789,393	789,393	789,393	789,393	$ 789,393	633,994	501,065	619,570	$ 500,000
Average Annual Return, Percent	24.51%		12.65%
Diamond Hill Long-Short Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Index
Account Value	$ 33,560	33,560	$ 33,560	$ 33,560	33,560	33,560	33,560	33,560	$ 33,560	26,953	21,302	26,340		20,830	17,220	13,102	13,761	11,308		10,092	10,000
Average Annual Return, Percent	24.51%			14.28%					12.87%
Diamond Hill Long-Short Fund | Investor Class | 60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name									60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index
Account Value	$ 22,880	22,880	22,880	$ 22,880	22,880	22,880	22,880	22,880	$ 22,880	19,618	16,650	18,679		16,192	14,284	11,985	12,217	10,818		10,076	10,000
Average Annual Return, Percent	16.63%			9.87%					8.61%
Diamond Hill Long-Short Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Index
Account Value	$ 33,560	33,560	33,560	$ 33,560	33,560	33,560	33,560	33,560	$ 33,560	26,953	21,302	26,340		20,830	17,220	13,102	13,761	11,308		10,092	10,000
Average Annual Return, Percent	24.51%			14.28%					12.87%
Diamond Hill Long-Short Fund | Class I | 60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name									60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index
Account Value	$ 22,880	22,880	22,880	$ 22,880	22,880	22,880	22,880	22,880	$ 22,880	19,618	16,650	18,679		16,192	14,284	11,985	12,217	10,818		10,076	10,000
Average Annual Return, Percent	16.63%			9.87%					8.61%
Diamond Hill Long-Short Fund | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Index
Account Value	$ 1,677,997	1,677,997	1,677,997	$ 1,677,997	1,677,997	1,677,997	1,677,997	1,677,997	$ 1,677,997	1,347,669	1,065,105	1,317,008		1,041,484	860,992	655,114	688,031	565,409		504,588	500,000
Average Annual Return, Percent	24.51%			14.28%					12.87%
Diamond Hill Long-Short Fund | 60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name									60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index
Account Value	$ 1,144,019	1,144,019	1,144,019	$ 1,144,019	1,144,019	1,144,019	1,144,019	$ 1,144,019	$ 1,144,019	980,876	832,516	933,934		809,601	714,188	599,233	610,866	540,876		$ 503,823	$ 500,000
Average Annual Return, Percent	16.63%			9.87%					8.61%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1-3 Year Government/Credit Index
Account Value	$ 11,474	11,474	11,474	$ 11,474	11,474	11,474	$ 11,474	$ 11,474	$ 11,474	10,995	10,510	10,912		10,964	10,610	10,199	10,039	9,955	10,000
Average Annual Return, Percent	4.36%			1.58%			1.63%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1-3 Year Government/Credit Index
Account Value	$ 11,474	11,474	11,474	$ 11,474	11,474	11,474	$ 11,474	$ 11,474	11,474	10,995	10,510	10,912		10,964	10,610	10,199	10,039	9,955	10,000
Average Annual Return, Percent	4.36%			1.58%			1.63%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1-3 Year Government/Credit Index
Account Value	$ 573,683	$ 573,683	$ 573,683	$ 573,683	$ 573,683	$ 573,683	$ 573,683	$ 573,683	$ 573,683	$ 549,740	$ 525,501	$ 545,617		$ 548,210	$ 530,524	$ 509,974	$ 501,950	$ 497,746	$ 500,000
Average Annual Return, Percent	4.36%			1.58%			1.63%